Litigation, regulatory and similar matters (Narrative) (Detail) - 12 months ended Dec. 31, 2024 $ in Thousands, SFr in Millions	CHF (SFr)	EUR (€)	USD ($)	USD ($)
Minimum | Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions | $				$ 0
Maximum | Litigation, regulatory and similar matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions | $				$ 3,700,000
Inquiries regarding cross-border wealth management businesses | Investigations in France | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court		€ 3,700,000,000
Civil damages award announcement of the French Court		800,000,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid		1,100,000,000
Fine decision French Court of Appeal		3,750,000
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal		1,000,000,000
Civil damages award announcement of the French Court of Appeal		800,000,000
Fine overturned French Supreme Court		3,750,000
Confiscation overturned French Supreme Court		1,000,000,000
Civil damages award overturned French Supreme Court		800,000,000
Civil damages award reimbursed		800,000,000
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants		2,100,000,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed		2,000,000,000
Minimum total claims against all defendants		125,000,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission		€ 83,300,000
Mortgage-related matters | DOJ RMBS settlement | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Increase of customer relief per annum	5.00%	5.00%	5.00%
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $			$ 374,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $			$ 436,000
Loans at issue with breaches of representations and warranties	210	210	210
Loans at issue	783	783	783
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-1 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $			$ 420,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | $			495,000
Rates-related matters | SSA bonds trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission		€ 11,900,000
Rates-related matters | SSA bonds trading business | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission		€ 172,000,000
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court | $			130,000
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Singapore International Commercial Court | $			742,730
Revised damage award Singapore International Commercial Court | $			461,000
Customer account matters | Bermuda civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil damage award Supreme Court of Bermuda | $			$ 607,350
Bermuda statutory rate	3.50%	3.50%	3.50%
Escrow account release | $			$ 75,000
Bulgarian former client matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision Swiss Federal Criminal Court | SFr	SFr 2
Client assets seized decision Swiss Federal Criminal Court | SFr	12
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr	SFr 19
SCFF | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Sanction imposed Luxembourg Commission de Surveillance du Secteur Financier		€ 250,000
Highest-ranking managers to have their responsibilities defined	600	600	600
Rate of net asset value offered to fund investors to redeem their fund units	90.00%	90.00%	90.00%
Percentage of tendered and accepted fund units	92.00%	92.00%	92.00%